Summary of Significant Accounting Policies (Policies) - EBP 022 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual amounts could differ from those estimates.

Fair Value Measurements
Fair Value Measurements
The Plan performs fair value measurements in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification 820, Fair Value Measurement (ASC 820). Refer to Note 3 for the fair value measurement disclosures associated with the Plan’s investments.

Investment Valuation
Investment Valuation
The Statements of Net Assets Available for Benefits reflect the Plan’s investments at their fair values. Fair value of a financial instrument is the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.

Income Recognition
Income Recognition
Purchases and sales of securities are reflected on a trade date basis. Gains or losses on sales of securities are based on average cost.
Dividends received in cash are recorded on the
ex-dividend
date. Dividend payments received in shares of Cabot common stock are recorded on the ex-dividend
date in an amount equal to the fair value of the common stock on that date. Interest income is recorded as earned on the accrual basis.
The Plan presents in the Statement of Changes in Net Assets Available for Benefits, the net appreciation (depreciation) in the fair value of its investments which consists of (i) realized gains or losses, and (ii) unrealized appreciation (depreciation) on those investments.
Management fees and operating expenses related to investments in the mutual funds and common collective trust fund are charged directly to the funds and deducted from income earned on a daily basis by the funds and are not separately reflected in the accompanying financial statements. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Contributions	Contributions Contributions from plan participants and company contributions are recorded in the year in which the participant contributions are withheld from compensation.
Benefit Payments	Benefit Payments Benefit payments to participants are recorded upon distribution.